Equity (Details) - Schedule of Regulatory Capital Financial Instruments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Balances as of January 01,	$ 608,721	$ 590,247	$ 598,136
New issuances		0	0
Accrued inflation adjustment due to UF	115,480	0	(7,889)
Other movements (discounts, hedges)	(30,819)	18,474	0
Balances as of December 31,	$ 693,382	$ 608,721	$ 590,247